Goldman Sachs Data Enhanced Emerging Markets Equity ETF N-1A Cover	May 15, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS ETF TRUST
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	May 15, 2026
Prospectus Date	May 15, 2026